Interest Expense - Summary of Interest Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non financial private sector
Checking accounts	$ 394,448	$ 1,024,805
Saving accounts	658,507	633,960	$ 294,134
Time deposits and investments accounts	58,225,160	39,794,118	23,036,663
For Financing received from BCRA and other financial entities	264,292	229,263	109,835
For repo transactions
Other financial institutions	336,492	336,326	279,495
For other financial liabilities	187,095	89,033	68,786
Issued corporate bonds	2,387,574	2,788,216	1,200,185
For subordinated corporate bonds	1,703,391	1,530,595	1,153,764
Total	$ 64,156,959	$ 46,426,316	$ 26,142,862